Fair Value of Bitcoin (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Investments [Line Items]
Realized investment gains (loss)	$ 599,279	$ 51,684,799	$ 52,607,095	$ 1,039,910
Unrealized gain (loss) on investments	(21,756,490)	$ 25,615,160	68,351,967	69,445,270
Investment owned, unrecognized unrealized appreciation (depreciation), net	21,754,613		68,348,645	69,445,176
Resulting from the Change in Liabilities Denominated In Bitcoin [Member]
Schedule of Investments [Line Items]
Realized investment gains (loss)	7,823		23,938	15,111
Investment owned, unrecognized unrealized appreciation (depreciation), net	1,877		3,322	94
On Investment in Bitcoin [Member]
Schedule of Investments [Line Items]
Realized investment gains (loss)	$ 591,456		$ 52,631,033	$ 1,055,021